Note 37 - Climate change	12 Months Ended
Dec. 31, 2022
Disclosure of Climate Change [Abstract]
Note 37 - Climate change

37Climate change

Tenaris carefully assesses the potential impact of climate change and energy transition on its business and on the risks to its markets and its tangible and intangible assets, and adapts its business strategy accordingly.

In February 2021 Tenaris set a medium-term target to reduce its carbon emissions intensity rate by 30% by 2030, compared to a 2018 baseline, considering Scopes 1 and 2 emissions plus Scope 3 emissions related to raw materials and steel purchased from third parties. The Company aims to achieve this target by using a higher proportion of recycled steel scrap in the metallic mix and by making investments to increase energy efficiency and the use of renewable energy in its energy requirements. This medium-term target forms part of a broader objective of decarbonizing our operations and reaching carbon neutrality. At the same time, the Company is increasing its sales for low-carbon energy applications, such as hydrogen, geothermal and carbon capture and storage. These sales currently account for a relatively small proportion of overall sales but are expected to grow in the coming years.

In its assessment, Tenaris also considers that the countries in which it operates and its customers are also establishing their own decarbonization strategies and objectives, and that some customers are requesting specific information from their suppliers, including Tenaris, concerning the carbon emissions and Environmental, Social and Governance (“ESG”) practices in their supply chain, and that they may adjust their supply practices in light of that information.

The recoverable value assessments performed by the Company for purposes of the preparation of these financial statements reflect management’s views on energy transition and climate change and their potential medium- and long-term impact on Tenaris’s operations and its sales. In addition, the Company carefully monitors the medium- and long-term outlook scenarios published by leading industry experts on how the energy transition could affect global demand for energy and oil and gas and how this could affect the global demand for tubular products and its sales. Furthermore, estimates and assumptions used in the Company’s impairment tests over long-lived assets and goodwill, useful lives of assets, capital and research and development expenditures, inventory valuation, recovery of deferred tax assets and provisions, and contingent liabilities are based on available information and current government regulations on energy transition and climate-related matters, as well as on Tenaris’s current short-term investment plans. As of the date of these financial statements, the Company does not believe that climate-related matters should trigger any material adjustments to the conclusions of its impairment tests.